Morgan Stanley S&P 500 Index Fund
Letter to the Shareholders | August 31, 2001

Dear Shareholder:
For many investors, the 12-month period ended August 31, 2001, was a very difficult time to be in the market, particularly with technology stocks. Overly optimistic earnings estimates for many companies were dramatically reduced as technology continued its decline. Evidence of a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic slowdown, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for growth-oriented stocks. However, stocks within the value-oriented areas of the market, such as finance, utilities and energy, benefited from the rotation out of growth stocks. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq composite that suffered the most, declining about 57 percent during the period.

Performance and Portfolio Strategy

For the 12-month period ended August 31, 2001, Morgan Stanley S&P 500 Index Fund's Class A, B, C and D shares returned -24.83 percent, -25.47 percent, -25.47 percent and -24.69 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -24.38 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

Thus far, the trends established in the latter half of 2000 have continued in 2001. The worst-performing industries continue to be concentrated in the technology sector. Other poor-performing industries were communications equipment (down 63.21 percent), electronic defense (down 52.36 percent) and electronic instruments (down 47.21 percent). The best-performing industries during the period were office equipment (up 49.65 percent), construction (up
37.10 percent) and toys (up 33.40 percent).

The Fund seeks to deliver investment performance that corresponds before expenses to the total return of the S&P 500, by investing in substantially all the stocks that comprise the index in approximately the same weightings as they are represented in the index.

Looking Ahead

There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough.

Morgan Stanley S&P 500 Index Fund
Letter to the Shareholders | August 31, 2001 continued


Many leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

In the past, stocks have typically led the economy to recovery, and we believe that a stronger economic recovery next year combined with all the liquidity already in the system could help propel a sudden turnaround. A pronounced stock market rally could lead to regret for some, including those who fled the markets and especially those who gambled that the stock market would fall even farther by selling stocks short.

Fortunately, most of America's investors appear to be staying the course. According to polls taken soon after the terrorist attack, three-fourths of investors said they then had no intention of changing their investment plans. At least another tenth grasped the opportunity to buy low and intended to increase their equity exposure.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

We appreciate your ongoing support of Morgan Stanley S&P 500 Index Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President

Morgan Stanley S&P 500 Index Fund
Fund Performance | August 31, 2001


       Date             Class A         Class B         Class C       Class D       S&P 500
       ----             -------         -------         -------       -------       -------
September 26, 1997      $ 9,475         $10,000         $10,000       $10,000       $10,000
November 30, 1997       $ 9,598         $10,110         $10,110       $10,130       $10,138
February 28, 1998       $10,562         $11,109         $11,108       $11,153       $11,177
May 31, 1998            $10,999         $11,549         $11,548       $11,624       $11,663
August 31, 1998         $ 9,669         $10,138         $10,137       $10,230       $10,274
November 30, 1998       $11,788         $12,330         $12,328       $12,477       $12,536
February 28, 1999       $12,563         $13,117         $13,117       $13,304       $13,383
May, 31, 1999           $13,222         $13,778         $13,779       $14,011       $14,117
August 31, 1999         $13,423         $13,959         $13,959       $14,233       $14,363
November 30, 1999       $14,140         $14,680         $14,680       $15,001       $15,155
February 29, 2000       $13,923         $14,433         $14,433       $14,782       $14,953
May 31, 2000            $14,498         $14,995         $14,996       $15,400       $15,594
August 31, 2000         $15,503         $16,010         $16,010       $16,483       $16,706
November 30, 2000       $13,454         $13,860         $13,861       $14,306       $14,516
February 28, 2001       $12,707         $13,067         $13,067       $13,517       $13,728
May 31, 2001            $12,889         $13,228         $13,228       $13,719       $13,950
August 31, 2001         $11,654(3)      $11,732(3)      $11,932(3)    $12,413(3)    $12,634

           -- Class A -- Class B -- Class C -- Class D -- S&P 500 (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------



                     Class A Shares*
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (24.83)%(1)   (28.78)%(2)
Since Inception (9/26/97)       5.41 %(1)     3.97 %(2)


                     Class B Shares**
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (25.47)%(1)   (29.20)%(2)
Since Inception (9/26/97)       4.60 %(1)     4.15 %(2)


                     Class C Shares+
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (25.47)%(1)   (26.22)%(2)
Since Inception (9/26/97)       4.60 %(1)     4.60 %(2)


             Class D Shares#
----------------------------------------------------------
PERIOD ENDED 8/31/01
---------------------------
1 Year                        (24.69)%(1)
Since Inception (9/26/97)       5.66 %(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on August 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #    Class D shares have no sales charge.

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001




                 NUMBER OF
                   SHARES                            VALUE
-------------------------------------------- ---------------------
          Common Stocks (98.9%)
          Advertising/Marketing Services (0.3%)
 71,952   Interpublic Group of
             Companies, Inc. ...............   $    1,948,460
 35,531   Omnicom Group, Inc. ..............        2,763,956
 20,420   TMP Worldwide, Inc.* .............          915,837
                                               --------------
                                                    5,628,253
                                               --------------
          Aerospace & Defense (1.0%)
167,347   Boeing Co. .......................        8,568,166
 38,548   General Dynamics Corp. ...........        3,043,750
 19,824   Goodrich (B.F.) Co. (The) ........          635,359
 83,316   Lockheed Martin Corp. ............        3,320,976
 16,365   Northrop Grumman Corp. ...........        1,341,930
 68,185   Raytheon Co. .....................        1,792,584
 27,044   Textron, Inc. ....................        1,416,835
                                               --------------
                                                   20,119,600
                                               --------------
          Agricultural Commodities/
          Milling (0.1%)
127,309   Archer-Daniels-Midland Co. .......        1,709,765
                                               --------------
          Air Freight/Couriers (0.1%)
 58,898   FedEx Corp.* .....................        2,479,606
                                               --------------
          Airlines (0.2%)
 29,483   AMR Corp.* .......................          943,161
 23,603   Delta Air Lines, Inc. ............          911,076
146,104   Southwest Airlines Co. ...........        2,613,801
 12,871   US Airways Group Inc.* ...........          163,462
                                               --------------
                                                    4,631,500
                                               --------------
          Alternative Power Generation (0.3%)
102,067   AES Corp. (The)* .................        3,380,459
 57,290   Calpine Corp.* ...................        1,891,716
                                               --------------
                                                    5,272,175
                                               --------------
          Aluminum (0.4%)
 61,256   Alcan Inc. (Canada) ..............        2,224,818
165,580   Alcoa, Inc. ......................        6,311,910
                                               --------------
                                                    8,536,728
                                               --------------

                 NUMBER OF
                   SHARES                            VALUE
-------------------------------------------- ---------------------
          Apparel/Footwear (0.3%)
 32,425   Cintas Corp. .....................   $    1,509,708
 10,077   Liz Claiborne, Inc. ..............          528,539
 52,023   Nike, Inc. (Class B) .............        2,601,150
 11,232   Reebok International Ltd.* .......          302,028
 21,483   VF Corp. .........................          742,667
                                               --------------
                                                    5,684,092
                                               --------------
          Apparel/Footwear Retail (0.3%)
164,875   Gap, Inc. (The) ..................        3,239,794
 81,796   Limited, Inc. (The) ..............        1,153,324
 25,667   Nordstrom, Inc. ..................          514,623
 53,785   TJX Companies, Inc. (The) ........        1,887,853
                                               --------------
                                                    6,795,594
                                               --------------
          Auto Parts: O.E.M. (0.3%)
 28,378   Dana Corp. .......................          556,209
107,402   Delphi Automotive Systems
             Corp. .........................        1,609,956
 13,217   Eaton Corp. ......................          950,699
 16,664   Johnson Controls, Inc. ...........        1,220,638
 23,962   TRW Inc. .........................          843,462
 25,116   Visteon Corp. ....................          429,484
                                               --------------
                                                    5,610,448
                                               --------------




          Automotive Aftermarket (0.0%)
 13,916   Cooper Tire & Rubber Co. .........          231,980
 30,456   Goodyear Tire & Rubber Co.
             (The) .........................          746,172
                                               --------------
                                                      978,152
                                               --------------
          Beverages: Alcoholic (0.4%)
172,176   Anheuser-Busch Companies,
             Inc. ..........................        7,410,455
 13,132   Brown-Forman Corp.
          (Class B) ........................          847,014
  7,154   Coors (Adolph) Co. (Class B)......          331,230
                                               --------------
                                                    8,588,699
                                               --------------
          Beverages: Non-Alcoholic (2.1%)
477,147   Coca Cola Co. ....................       23,222,744
 85,347   Coca-Cola Enterprises Inc. .......        1,294,714
 27,585   Pepsi Bottling Group, Inc. (The).         1,217,878
339,112   PepsiCo, Inc. ....................       15,938,264
                                               --------------
                                                   41,673,600
                                               --------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                    NUMBER OF
                     SHARES                               VALUE
------------------------------------------------- ---------------------
             Biotechnology (0.9%)
  200,108    Amgen Inc.* ........................   $  12,866,944
   28,511    Biogen, Inc.* ......................       1,720,924
   36,423    Chiron Corp.* ......................       1,698,040
   40,816    MedImmune, Inc.* ...................       1,638,762
                                                    -------------
                                                       17,924,670
                                                    -------------
             Broadcasting (0.3%)
  112,701    Clear Channel
                Communications, Inc.* ...........       5,665,479
   39,977    Univision Communications,
                Inc. (Class A)* .................       1,192,514
                                                    -------------
                                                        6,857,993
                                                    -------------
             Building Products (0.1%)
   88,213    Masco Corp. ........................       2,277,660
                                                    -------------
             Cable/Satellite TV (0.3%)
  181,280    Comcast Corp. (Class A
                Special)* .......................       6,640,286
                                                    -------------
             Casino/Gaming (0.0%)
   22,486    Harrah's Entertainment, Inc.* ......         642,650
                                                    -------------
             Chemicals: Major Diversified (0.8%)
  172,171    Dow Chemical Co. ...................       6,036,315
  200,040    Du Pont (E.I.) de Nemours &
                Co., Inc. .......................       8,195,639
   14,772    Eastman Chemical Co. ...............         573,006
   20,719    Hercules Inc.* .....................         234,125
   42,238    Rohm & Haas Co. ....................       1,516,767
                                                    -------------
                                                       16,555,852
                                                    -------------
             Chemicals: Specialty (0.3%)
   43,726    Air Products & Chemicals, Inc.             1,853,982
   25,083    Engelhard Corp. ....................         655,419
    5,969    FMC Corp.* .........................         373,003
    9,644    Great Lakes Chemical Corp. .........         240,618
   30,811    Praxair, Inc. ......................       1,450,274
   14,515    Sigma-Aldrich Corp. ................         662,029
                                                    -------------
                                                        5,235,325
                                                    -------------
             Commercial Printing/Forms (0.1%)
   13,555    Deluxe Corp. .......................         444,875
   22,518    Donnelley (R.R.) & Sons Co. ........         671,487
                                                    -------------
                                                        1,116,362
                                                    -------------



                    NUMBER OF
                     SHARES                               VALUE
------------------------------------------------- ---------------------
             Computer Communications (1.2%)
   54,447    Avaya Inc.* ........................   $     618,518
1,403,983    Cisco Systems, Inc.* ...............      22,927,042
                                                    -------------
                                                       23,545,560
                                                    -------------
             Computer Peripherals (0.5%)
  423,335    EMC Corp.* .........................       6,544,759
   24,600    Lexmark International, Inc. * ......       1,280,430
   62,448    Network Appliance, Inc.* ...........         809,326
   17,677    QLogic Corp.* ......................         530,487
                                                    -------------
                                                        9,165,002
                                                    -------------
             Computer Processing
             Hardware (3.3%)
   66,952    Apple Computer, Inc.* ..............       1,241,960
  323,998    Compaq Computer Corp. ..............       4,001,375
  498,945    Dell Computer Corp.* ...............      10,667,444
   61,960    Gateway, Inc.* .....................         555,781
  372,689    Hewlett-Packard Co. ................       8,650,112
  333,285    International Business
             Machines Corp. .....................      33,328,500
   18,508    NCR Corp.* .........................         700,528
  108,795    Palm, Inc.* ........................         389,486
  624,746    Sun Microsystems, Inc.* ............       7,153,342
                                                    -------------
                                                       66,688,528
                                                    -------------
             Construction Materials (0.0%)
   19,391    Vulcan Materials Co. ...............         930,962
                                                    -------------
             Consumer Sundries (0.0%)
   12,180    American Greetings Corp.
                (Class A) .......................         161,020
                                                    -------------
             Containers/Packaging (0.1%)
    5,288    Ball Corp. .........................         278,413
   10,129    Bemis Company, Inc. ................         443,245
   30,448    Pactiv Corp.* ......................         483,514
   16,048    Sealed Air Corp.* ..................         644,809
    9,449    Temple-Inland, Inc. ................         551,444
                                                    -------------
                                                        2,401,425
                                                    -------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                 NUMBER OF
                   SHARES                            VALUE
-------------------------------------------- ---------------------
          Contract Drilling (0.2%)
 28,174   Nabors Industries, Inc.* .........   $     690,826
 25,724   Noble Drilling Corp.* ............         699,693
 18,097   Rowan Companies, Inc.* ...........         281,408
 60,998   Transocean Sedco Forex Inc. ......       1,762,842
                                               -------------
                                                   3,434,769
                                               -------------
          Data Processing Services (0.8%)
119,746   Automatic Data Processing,
             Inc. ..........................       6,198,053
 75,152   First Data Corp. .................       4,948,759
 23,852   Fiserv, Inc.* ....................       1,292,063
 71,614   Paychex, Inc. ....................       2,654,731
                                               -------------
                                                  15,093,606
                                               -------------
          Department Stores (0.6%)
 16,310   Dillard's, Inc. (Class A) ........         291,949
 37,919   Federated Department
             Stores, Inc.* .................       1,376,839
 63,900   Kohl's Corp.* ....................       3,546,450
 57,342   May Department Stores Co. ........       1,929,558
 50,457   Penney (J.C.) Co., Inc. ..........       1,210,968
 63,018   Sears, Roebuck & Co. .............       2,694,019
                                               -------------
                                                  11,049,783
                                               -------------
          Discount Stores (2.7%)
 21,730   Big Lots, Inc.* ..................         230,338
 86,326   Costco Wholesale Corp.* ..........       3,229,456
 63,420   Dollar General Corp. .............       1,093,995
 32,940   Family Dollar Stores, Inc. .......         988,200
 93,982   Kmart Corp.* .....................         943,579
172,467   Target Corp. .....................       5,975,982
857,655   Wal-Mart Stores, Inc. ............      41,210,323
                                               -------------
                                                  53,671,873
                                               -------------
          Drugstore Chains (0.5%)
 75,447   CVS Corp. ........................       2,724,391
195,261   Walgreen Co. .....................       6,707,215
                                               -------------
                                                   9,431,606
                                               -------------
          Electric Utilities (2.4%)
 23,920   Allegheny Energy, Inc. ...........       1,054,394
 26,322   Ameren Corp. .....................       1,085,782



                 NUMBER OF
                   SHARES                            VALUE
-------------------------------------------- ---------------------
 61,798   American Electric Power Co.,
             Inc. ..........................   $   2,828,494
 30,502   Cinergy Corp. ....................         982,164
 25,319   CMS Energy Corp. .................         593,984
 40,686   Consolidated Edison, Inc. ........       1,664,057
 31,411   Constellation Energy Group,
             Inc. ..........................         942,958
 47,457   Dominion Resources, Inc. .........       2,987,418
 31,617   DTE Energy Co. ...................       1,368,700
148,076   Duke Energy Corp. ................       5,820,868
 62,500   Edison International .............         850,625
 42,339   Entergy Corp. ....................       1,630,898
 61,500   Exelon Corp. .....................       3,357,900
 42,966   FirstEnergy Corp. ................       1,413,152
 33,734   FPL Group, Inc. ..................       1,833,443
 22,923   GPU, Inc. ........................         875,200
 65,122   Mirant Corp.* ....................       1,865,745
 30,739   Niagara Mohawk Holdings
             Inc.* .........................         536,088
 74,263   PG&E Corp. .......................       1,217,913
 16,254   Pinnacle West Capital Corp. ......         725,091
 27,998   PPL Corp. ........................       1,213,713
 39,532   Progress Energy, Inc. ............       1,648,089
 39,895   Public Service Enterprise
             Group, Inc. ...................       1,847,138
 57,062   Reliant Energy, Inc. .............       1,715,284
131,407   Southern Co. (The) ...............       3,044,700
 49,278   TXU Corp. ........................       2,339,719
 65,834   Xcel Energy, Inc. ................       1,803,852
                                               -------------
                                                  47,247,369
                                               -------------
          Electrical Products (0.4%)
 37,414   American Power Conversion
             Corp.* ........................         517,436
 17,957   Cooper Industries, Inc. ..........       1,008,286
 82,189   Emerson Electric Co. .............       4,405,330
 37,482   Molex Inc. .......................       1,183,307
  7,894   National Service Industries,
             Inc. ..........................         186,298
 15,094   Power-One, Inc.* .................         164,676
 11,154   Thomas & Betts Corp. .............         238,807
                                               -------------
                                                   7,704,140
                                               -------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                   NUMBER OF
                    SHARES                              VALUE
----------------------------------------------- ---------------------
          Electronic Components (0.2%)
 36,690   Jabil Circuit, Inc.* ................   $     847,906
 61,325   Sanmina Corp.* ......................       1,104,463
125,312   Solectron Corp.* ....................       1,704,243
                                                  -------------
                                                      3,656,612
                                                  -------------
          Electronic Equipment/
             Instruments (0.4%)
 87,621   Agilent Technologies, Inc.* .........       2,321,956
252,488   JDS Uniphase Corp.* .................       1,780,040
 19,361   PerkinElmer, Inc. ...................         621,101
 35,077   Rockwell Collins ....................         712,765
 35,077   Rockwell International Corp. ........         562,986
 43,460   Symbol Technologies, Inc. ...........         586,710
 17,983   Tektronix, Inc.* ....................         351,388
133,179   Xerox Corp. .........................       1,225,247
                                                  -------------
                                                      8,162,193
                                                  -------------
          Electronic Production Equipment (0.5%)
155,981   Applied Materials, Inc.* ............       6,721,221
 35,562   KLA-Tencor Corp.* ...................       1,747,517
 27,326   Novellus Systems, Inc.* .............       1,210,815
 33,438   Teradyne, Inc.* .....................       1,096,098
                                                  -------------
                                                     10,775,651
                                                  -------------
          Electronics/Appliance Stores (0.2%)
 40,165   Best Buy Co., Inc.* .................       2,368,932
 39,903   Circuit City Stores, Inc. -
             Circuit City Group ...............         666,380
 35,573   RadioShack Corp. ....................         832,408
                                                  -------------
                                                      3,867,720
                                                  -------------
          Electronics/Appliances (0.1%)
 14,600   Maytag Corp. ........................         448,658
 12,776   Whirlpool Corp. .....................         843,472
                                                  -------------
                                                      1,292,130
                                                  -------------
          Engineering & Construction (0.0%)
 15,205   Fluor Corp. .........................         689,243
                                                  -------------
          Environmental Services (0.2%)
 37,843   Allied Waste Industries, Inc.* ......         686,094
119,988   Waste Management, Inc. ..............       3,711,229
                                                  -------------
                                                      4,397,323
                                                  -------------



                   NUMBER OF
                    SHARES                              VALUE
----------------------------------------------- ---------------------
          Finance/Rental/Leasing (2.1%)
 39,974   Capital One Financial Corp. .........   $   2,222,954
 22,717   Countrywide Credit Industries,
             Inc. .............................         942,755
191,886   Fannie Mae ..........................      14,623,632
132,857   Freddie Mac .........................       8,354,048
 88,975   Household International, Inc. .......       5,258,422
163,395   MBNA Corp. ..........................       5,679,610
 54,762   Providian Financial Corp. ...........       2,139,004
 11,574   Ryder System, Inc. ..................         261,457
 31,262   USA Education Inc. ..................       2,476,263
                                                  -------------
                                                     41,958,145
                                                  -------------
          Financial Conglomerates (3.7%)
253,804   American Express Co. ................       9,243,542
964,620   Citigroup, Inc. .....................      44,131,365
 64,801   Conseco, Inc.* ......................         594,873
 59,100   Hancock (John) Financial
             Services , Inc. ..................       2,361,045
380,819   J.P. Morgan Chase & Co. .............      15,004,269
 62,419   State Street Corp. ..................       3,031,067
                                                  -------------
                                                     74,366,161
                                                  -------------
          Financial Publishing/Services (0.2%)
 27,467   Equifax, Inc. .......................         714,966
 37,445   McGraw-Hill Companies, Inc.
             (The) ............................       2,218,616
 30,213   Moody's Corp. .......................       1,039,025
                                                  -------------
                                                      3,972,607
                                                  -------------
          Food Distributors (0.2%)
 25,399   Supervalu, Inc. .....................         532,871
129,013   SYSCO Corp. .........................       3,614,944
                                                  -------------
                                                      4,147,815
                                                  -------------
          Food Retail (0.6%)
 77,690   Albertson's, Inc. ...................       2,718,373
155,521   Kroger Co.* .........................       4,139,969
 96,950   Safeway Inc.* .......................       4,373,414
 26,947   Winn-Dixie Stores, Inc. .............         604,960
                                                  -------------
                                                     11,836,716
                                                  -------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                    NUMBER OF
                     SHARES                               VALUE
------------------------------------------------- ---------------------
             Food: Major Diversified (1.1%)
   78,326    Campbell Soup Co. ..................   $   2,208,010
   54,592    General Mills, Inc. ................       2,420,609
   66,886    Heinz (H.J.) Co. ...................       3,021,909
   77,861    Kellogg Co. ........................       2,490,773
   59,433    Ralston - Ralston Purina
                Group ...........................       1,942,270
  150,882    Sara Lee Corp. .....................       3,319,404
  109,644    Unilever N.V. (Netherlands) ........       6,698,152
                                                    -------------
                                                       22,101,127
                                                    -------------
             Food: Meat/Fish/Dairy (0.1%)
  103,028    ConAgra, Inc. ......................       2,364,493
                                                    -------------
             Food: Specialty/Candy (0.2%)
   26,213    Hershey Foods Corp. ................       1,690,214
   43,329    Wrigley (Wm.) Jr. Co. ..............       2,172,516
                                                    -------------
                                                        3,862,730
                                                    -------------
             Forest Products (0.1%)
   20,021    Louisiana-Pacific Corp. ............         212,623
   41,278    Weyerhaeuser Co. ...................       2,342,526
                                                    -------------
                                                        2,555,149
                                                    -------------
             Gas Distributors (0.4%)
   62,535    Dynegy, Inc. (Class A) .............       2,637,101
   26,342    KeySpan Corp. ......................         850,847
   21,961    Kinder Morgan, Inc. ................       1,221,032
    8,709    Nicor Inc. .........................         337,561
   39,616    NiSource Inc. ......................         998,719
    6,789    Peoples Energy Corp. ...............         266,808
   39,509    Sempra Energy ......................       1,070,299
                                                    -------------
                                                        7,382,367
                                                    -------------
             Home Building (0.1%)
   11,377    Centex Corp. .......................         498,313
    8,493    Kaufman & Broad Home Corp.                   274,918
   11,292    Pulte Corp. ........................         427,402
                                                    -------------
                                                        1,200,633
                                                    -------------
             Home Furnishings (0.1%)
   37,647    Leggett & Platt, Inc. ..............         885,457
   51,150    Newell Rubbermaid, Inc. ............       1,171,335
   11,108    Tupperware Corp. ...................         262,482
                                                    -------------
                                                        2,319,274
                                                    -------------




                    NUMBER OF
                     SHARES                               VALUE
------------------------------------------------- ---------------------
             Home Improvement Chains (1.3%)
  447,657    Home Depot, Inc. (The) .............   $  20,569,839
  147,548    Lowe's Companies, Inc. .............       5,488,786
                                                    -------------
                                                       26,058,625
                                                    -------------
             Hospital/Nursing
                Management (0.4%)
  103,112    HCA - The Healthcare Corp ..........       4,716,343
   19,737    Manor Care, Inc.* ..................         555,202
   62,197    Tenet Healthcare Corp.* ............       3,446,958
                                                    -------------
                                                        8,718,503
                                                    -------------
             Hotels/Resorts/Cruiselines (0.4%)
  112,167    Carnival Corp. .....................       3,508,584
   70,752    Hilton Hotels Corp. ................         899,258
   46,764    Marriott International, Inc.
                (Class A) .......................       2,050,601
   38,125    Starwood Hotels & Resorts
                Worldwide, Inc. .................       1,290,531
                                                    -------------
                                                        7,748,974
                                                    -------------
             Household/Personal Care (2.1%)
   10,858    Alberto-Culver Co. (Class B) .......         467,654
   45,513    Avon Products, Inc. ................       2,099,515
   45,370    Clorox Co. .........................       1,690,032
  107,626    Colgate-Palmolive Co. ..............       5,827,948
  202,286    Gillette Co. .......................       6,200,066
   18,379    International Flavors &
                Fragrances, Inc. ................         554,127
  102,091    Kimberly-Clark Corp. ...............       6,334,747
  248,445    Procter & Gamble Co. (The) .........      18,422,197
                                                    -------------
                                                       41,596,286
                                                    -------------
             Industrial Conglomerates (5.9%)
1,905,441    General Electric Co.** .............      78,084,972
  155,243    Honeywell International, Inc. ......       5,784,354
   16,865    ITT Industries, Inc. ...............         761,455
   75,947    Minnesota Mining &
                Manufacturing Co. ...............       7,906,083
  371,498    Tyco International Ltd.
                (Bermuda) .......................      19,299,321
   90,300    United Technologies Corp. ..........       6,176,520
                                                    -------------
                                                      118,012,705
                                                    -------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                   NUMBER OF
                    SHARES                              VALUE
----------------------------------------------- ---------------------
             Industrial Machinery (0.3%)
   58,307    Illinois Tool Works Inc. .........   $   3,644,771
   30,673    Ingersoll-Rand Co. ...............       1,244,404
    2,128    Kadant Inc.* .....................          29,473
   11,737    McDermott International, Inc.*             124,999
   22,415    Parker-Hannifin Corp. ............         986,260
                                                  -------------
                                                      6,029,907
                                                  -------------
             Industrial Specialties (0.2%)
   24,474    Ecolab, Inc. .....................         980,918
    9,035    Millipore Corp. ..................         573,271
   32,303    PPG Industries, Inc. .............       1,748,238
   30,053    Sherwin-Williams Co. .............         680,700
                                                  -------------
                                                      3,983,127
                                                  -------------
             Information Technology
                Services (0.5%)
   35,430    Citrix Systems, Inc.* ............       1,167,418
   32,343    Computer Sciences Corp.* .........       1,216,097
   89,758    Electronic Data Systems
                Corp. .........................       5,293,927
   56,395    PeopleSoft, Inc.* ................       1,944,500
   23,578    Sapient Corp.* ...................         127,557
   60,751    Unisys Corp.* ....................         718,077
                                                  -------------
                                                     10,467,576
                                                  -------------
             Insurance Brokers/Services (0.3%)
   50,232    AON Corp. ........................       1,866,119
   52,854    Marsh & McLennan
                Companies, Inc. ...............       4,910,137
                                                  -------------
                                                      6,776,256
                                                  -------------
             Integrated Oil (5.2%)
   17,099    Amerada Hess Corp. ...............       1,328,763
  123,057    Chevron Corp. ....................      11,167,423
  119,838    Conoco, Inc. (Class B) ...........       3,549,602
1,323,566    Exxon Mobil Corp. ................      53,141,175
   49,059    Phillips Petroleum Co. ...........       2,820,892
  411,336    Royal Dutch Petroleum Co.
                (ADR) (Netherlands) ...........      23,293,958
  105,686    Texaco, Inc. .....................       7,361,030
                                                  -------------
                                                    102,662,843
                                                  -------------



                   NUMBER OF
                    SHARES                              VALUE
----------------------------------------------- ---------------------
             Internet Software/Services (0.2%)
   86,925    Siebel Systems, Inc.* ............   $   1,877,580
  108,748    Yahoo! Inc.* .....................       1,289,751
                                                  -------------
                                                      3,167,331
                                                  -------------
             Investment Banks/Brokers (1.4%)
   20,149    Bear Stearns Companies, Inc.
                (The) .........................       1,051,576
   47,284    Lehman Brothers Holdings,
                Inc. ..........................       3,104,195
  161,007    Merrill Lynch & Co., Inc. ........       8,307,961
  213,464    Morgan Stanley Dean Witter &
                Co. (Note 4) ..................      11,388,304
  265,888    Schwab (Charles) Corp. ...........       3,312,964
                                                  -------------
                                                     27,165,000
                                                  -------------
             Investment Managers (0.2%)
   50,743    Franklin Resources, Inc. .........       2,081,985
   23,598    Price (T.) Rowe Associates,
                Inc. ..........................         882,329
   42,069    Stilwell Financial, Inc. .........       1,203,173
                                                  -------------
                                                      4,167,487
                                                  -------------
             Life/Health Insurance (0.6%)
  100,866    AFLAC, Inc. ......................       2,775,832
   29,180    Jefferson-Pilot Corp. ............       1,357,454
   36,029    Lincoln National Corp. ...........       1,796,406
  143,820    MetLife, Inc. ....................       4,386,510
   24,065    Torchmark Corp. ..................       1,016,506
   46,303    UnumProvident Corp. ..............       1,297,410
                                                  -------------
                                                     12,630,118
                                                  -------------
             Major Banks (4.4%)
  307,481    Bank of America Corp. ............      18,910,081
  141,098    Bank of New York Co., Inc. .......       5,601,591
  223,543    Bank One Corp. ...................       7,754,707
   78,122    BB&T Corp. .......................       2,873,327
   34,236    Comerica, Inc. ...................       2,045,601
  188,249    First Union Corp.* ...............       6,479,531
  207,765    FleetBoston Financial Corp. ......       7,651,985
   48,152    Huntington Bancshares, Inc. ......         875,403
   81,434    KeyCorp ..........................       2,043,993
   91,541    Mellon Financial Corp. ...........       3,226,820

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                  NUMBER OF
                   SHARES                             VALUE
--------------------------------------------- ---------------------
115,241    National City Corp. ..............   $   3,557,490
 55,438    PNC Financial Services Group,
              Inc. ..........................       3,691,616
 65,209    SouthTrust Corp. .................       1,588,491
 56,012    SunTrust Banks, Inc. .............       3,825,620
 40,348    Wachovia Corp. ...................       2,810,238
329,214    Wells Fargo & Co. ................      15,147,136
                                                -------------
                                                   88,083,630
                                                -------------
           Major Telecommunications (4.7%)
 60,055    ALLTEL Corp. .....................       3,483,190
661,876    AT&T Corp. .......................      12,602,119
359,515    BellSouth Corp. ..................      13,409,909
646,070    SBC Communications, Inc. .........      26,430,724
170,015    Sprint Corp. (FON Group) .........       3,968,150
518,833    Verizon Communications Inc. ......      25,941,650
554,010    WorldCom Group* ..................       7,124,569
                                                -------------
                                                   92,960,311
                                                -------------
           Managed Health Care (0.5%)
 27,328    Aetna Inc.* ......................         817,107
 28,727    CIGNA Corp. ......................       2,585,430
 32,603    Humana, Inc.* ....................         391,236
 60,845    UnitedHealth Group Inc. ..........       4,141,111
 12,146    Wellpoint Health Networks,
           Inc.* ............................       1,293,306
                                                -------------
                                                    9,228,190
                                                -------------
           Media Conglomerates (2.8%)
849,912    AOL Time Warner Inc.* ............      31,744,213
400,912    Disney (Walt) Co. (The) ..........      10,195,192
341,488    Viacom, Inc. (Class B)
              (Non-Voting)* .................      14,479,091
                                                -------------
                                                   56,418,496
                                                -------------
           Medical Distributors (0.5%)
 19,730    AmerisourceBergen Corp.* .........       1,271,401
 85,525    Cardinal Health, Inc. ............       6,238,193
 54,633    McKesson HBOC, Inc. ..............       2,144,345
                                                -------------
                                                    9,653,939
                                                -------------


                  NUMBER OF
                   SHARES                             VALUE
--------------------------------------------- ---------------------
           Medical Specialties (1.5%)
 40,503    Applera Corp. - Applied
              Biosystems Group ..............   $   1,012,980
  9,721    Bard (C.R.), Inc. ................         562,360
 10,287    Bausch & Lomb, Inc. ..............         374,138
113,634    Baxter International, Inc. .......       5,863,514
 49,412    Becton, Dickinson & Co. ..........       1,775,373
 51,489    Biomet, Inc. .....................       1,422,641
 77,004    Boston Scientific Corp.* .........       1,470,776
 58,891    Guidant Corp.* ...................       2,127,143
231,849    Medtronic, Inc. ..................      10,558,403
 23,555    Pall Corp. .......................         526,690
 16,444    St. Jude Medical, Inc.* ..........       1,131,347
 37,622    Stryker Corp. ....................       2,062,814
                                                -------------
                                                   28,888,179
                                                -------------
           Miscellaneous Commercial
              Services (0.2%)
 46,173    Concord EFS, Inc.* ...............       2,422,697
 32,779    Convergys Corp.* .................         920,107
 25,490    Sabre Holdings Corp.* ............       1,075,168
                                                -------------
                                                    4,417,972
                                                -------------
           Miscellaneous Manufacturing (0.2%)
 11,449    Crane Co. ........................         321,602
 27,341    Danaher Corp. ....................       1,519,339
 38,992    Dover Corp. ......................       1,400,593
 34,773    Thermo Electron Corp.* ...........         753,531
                                                -------------
                                                    3,995,065
                                                -------------
           Motor Vehicles (0.8%)
350,964    Ford Motor Co. ...................       6,973,655
105,235    General Motors Corp. .............       5,761,616
 58,013    Harley-Davidson, Inc. ............       2,818,852
                                                -------------
                                                   15,554,123
                                                -------------
           Multi-Line Insurance (2.3%)
502,591    American International Group,
              Inc. ..........................      39,302,599
 45,467    Hartford Financial Services
              Group, Inc. (The) .............       2,946,262
 37,836    Loews Corp. ......................       1,847,154
 24,505    Safeco Corp. .....................         737,110
                                                -------------
                                                   44,833,125
                                                -------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                    NUMBER OF
                      SHARES                               VALUE
-------------------------------------------------- ---------------------
             Office Equipment/Supplies (0.2%)
   21,148    Avery Dennison Corp. ................   $   1,087,219
   47,341    Pitney Bowes, Inc. ..................       2,058,860
                                                     -------------
                                                         3,146,079
                                                     -------------
             Oil & Gas Pipelines (0.6%)
   97,674    El Paso Energy Corp. ................       4,745,980
  143,124    Enron Corp. .........................       5,007,909
   92,962    Williams Companies, Inc. (The)              3,025,913
                                                     -------------
                                                        12,779,802
                                                     -------------
             Oil & Gas Production (0.6%)
   48,077    Anardarko Petroleum Corp. ...........       2,487,985
   24,057    Apache Corp. ........................       1,128,995
   40,570    Burlington Resources, Inc. ..........       1,541,660
   24,826    Devon Energy Corp. ..................       1,148,699
   22,243    EOG Resources, Inc. .................         703,324
   18,180    Kerr-McGee Corp. ....................       1,061,894
   71,069    Occidental Petroleum Corp. ..........       1,955,819
   46,686    Unocal Corp. ........................       1,648,016
                                                     -------------
                                                        11,676,392
                                                     -------------
             Oil Refining/Marketing (0.2%)
   13,387    Ashland, Inc. .......................         567,609
   16,095    Sunoco, Inc. ........................         608,874
   29,612    Tosco Corp. .........................       1,373,997
   59,199    USX-Marathon Group ..................       1,865,360
                                                     -------------
                                                         4,415,840
                                                     -------------
             Oilfield Services/Equipment (0.5%)
   64,386    Baker Hughes Inc. ...................       2,120,875
   82,305    Halliburton Co. .....................       2,293,017
  109,965    Schlumberger Ltd. ...................       5,388,285
                                                     -------------
                                                         9,802,177
                                                     -------------
             Other Consumer Services (0.2%)
   35,058    Block (H.&R.), Inc. .................       1,364,107
  163,402    Cendant Corp.* ......................       3,116,076
                                                     -------------
                                                         4,480,183
                                                     -------------
             Other Consumer Specialties (0.1%)
   29,320    Fortune Brands, Inc. ................       1,121,490
                                                     -------------




                    NUMBER OF
                      SHARES                               VALUE
-------------------------------------------------- ---------------------
             Other Metals/Minerals (0.1%)
   34,888    Inco Ltd. (Canada)* .................   $     579,839
   15,097    Phelps Dodge Corp. ..................         594,822
                                                     -------------
                                                         1,174,661
                                                     -------------
             Packaged Software (4.2%)
   45,875    Adobe Systems, Inc. .................       1,541,859
   10,340    Autodesk, Inc. ......................         396,436
   46,735    BMC Software, Inc.* .................         747,760
  110,546    Computer Associates
                International, Inc. ..............       3,432,453
   70,556    Compuware Corp.* ....................         861,489
   40,022    Intuit Inc.* ........................       1,512,031
   15,848    Mercury Interactive Corp.* ..........         428,054
1,032,438    Microsoft Corp.* ....................      58,900,588
   69,010    Novell, Inc.* .......................         313,996
1,076,841    Oracle Corp.* .......................      13,148,229
   50,677    Parametric Technology Corp.*                  369,435
   76,235    Veritas Software Corp.* .............       2,189,469
                                                     -------------
                                                        83,841,799
                                                     -------------
             Personnel Services (0.0%)
   33,642    Robert Half International, Inc.*              837,349
                                                     -------------
             Pharmaceuticals: Generic
             Drugs (0.1%)
   20,309    Watson Pharmaceuticals, Inc.*               1,139,335
                                                     -------------
             Pharmaceuticals: Major (9.7%)
  297,114    Abbott Laboratories .................      14,766,566
  252,145    American Home Products
                Corp. ............................      14,120,120
  372,812    Bristol-Myers Squibb Co. ............      20,929,666
  580,876    Johnson & Johnson ...................      30,617,974
  215,592    Lilly (Eli) & Co. ...................      16,736,407
  439,863    Merck & Co., Inc. ...................      28,635,081
1,210,982    Pfizer, Inc. ........................      46,392,720
  249,563    Pharmacia Corp. .....................       9,882,695
  280,655    Schering-Plough Corp. ...............      10,701,375
   37,281    Zimmer Holdings, Inc.* ..............       1,014,043
                                                     -------------
                                                       193,796,647
                                                     -------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued




                 NUMBER OF
                   SHARES                            VALUE
-------------------------------------------- ---------------------
          Pharmaceuticals: Other (0.3%)
 25,242   Allergan, Inc. ...................   $   1,823,735
 33,795   Forest Laboratories, Inc.* .......       2,467,373
 43,844   King Pharmaceuticals, Inc.* ......       1,896,253
                                               -------------
                                                   6,187,361
                                               -------------
          Precious Metals (0.2%)
 75,965   Barrick Gold Corp. (Canada) ......       1,216,959
 27,610   Freeport-McMoRan Copper &
             Gold, Inc. (Class B)* .........         341,812
 50,510   Homestake Mining Co. .............         418,223
 37,497   Newmont Mining Corp. .............         777,688
 62,847   Placer Dome Inc. (Canada) ........         694,459
                                               -------------
                                                   3,449,141
                                               -------------
          Property - Casualty Insurers (0.6%)
138,967   Allstate Corp. (The) .............       4,715,150
 33,616   Chubb Corp. (The) ................       2,269,080
 30,829   Cincinnati Financial Corp. .......       1,233,160
 14,165   Progressive Corp. (The) ..........       1,831,110
 41,135   St. Paul Companies, Inc. .........       1,728,904
                                               -------------
                                                  11,777,404
                                               -------------
          Publishing: Books/Magazines (0.0%)
  9,539   Meredith Corp. ...................         310,494
                                               -------------
          Publishing: Newspapers (0.4%)
 16,566   Dow Jones & Co., Inc. ............         909,142
 50,748   Gannett Co., Inc. ................       3,129,122
 14,044   Knight-Ridder, Inc. ..............         851,066
 30,544   New York Times Co. (The)
             (Class A) .....................       1,305,756
 57,247   Tribune Co. ......................       2,256,677
                                               -------------
                                                   8,451,763
                                               -------------
          Pulp & Paper (0.4%)
 11,017   Boise Cascade Corp. ..............         404,324
 43,337   Georgia-Pacific Group ............       1,583,534
 92,656   International Paper Co. ..........       3,717,359
 19,012   Mead Corp. .......................         631,959
 19,327   Westvaco Corp. ...................         588,507
 21,032   Willamette Industries, Inc. ......       1,020,052
                                               -------------
                                                   7,945,735
                                               -------------


                 NUMBER OF
                   SHARES                            VALUE
-------------------------------------------- ---------------------
          Railroads (0.4%)
 75,146   Burlington Northern Santa Fe
             Corp. .........................   $   2,037,208
 40,935   CSX Corp. ........................       1,446,643
 73,792   Norfolk Southern Corp. ...........       1,374,007
 47,551   Union Pacific Corp. ..............       2,533,042
                                               -------------
                                                   7,390,900
                                               -------------
          Recreational Products (0.3%)
 16,802   Brunswick Corp. ..................         366,116
 55,639   Eastman Kodak Co. ................       2,485,394
 33,083   Hasbro, Inc. .....................         573,659
 14,190   International Game
             Technology* ...................         759,449
 82,650   Mattel, Inc. .....................       1,486,874
                                               -------------
                                                   5,671,492
                                               -------------
          Regional Banks (1.2%)
 71,045   AmSouth Bancorporation ...........       1,351,276
110,398   Fifth Third Bancorp ..............       6,436,203
 42,708   Northern Trust Corp. .............       2,421,544
 43,641   Regions Financial Corp. ..........       1,283,045
 55,637   Synovus Financial Corp. ..........       1,713,620
365,550   U.S. Bancorp .....................       8,860,932
 26,299   Union Planters Corp. .............       1,170,306
 17,660   Zions Bancorporation .............       1,011,212
                                               -------------
                                                  24,248,138
                                               -------------
          Restaurants (0.6%)
 22,649   Darden Restaurants, Inc. .........         648,214
248,089   McDonald's Corp. .................       7,450,113
 72,926   Starbucks Corp.* .................       1,230,262
 28,181   Tricon Global Restaurants,
             Inc.* .........................       1,201,074
 21,802   Wendy's International, Inc. ......         618,959
                                               -------------
                                                  11,148,622
                                               -------------
          Savings Banks (0.5%)
 39,655   Charter One Financial, Inc. ......       1,157,926
 30,436   Golden West Financial Corp. ......       1,761,331
168,354   Washington Mutual, Inc. ..........       6,303,174
                                               -------------
                                                   9,222,431
                                               -------------


                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued

                    NUMBER OF
                     SHARES                               VALUE
------------------------------------------------- ---------------------
             Semiconductors (3.6%)
   65,978    Advanced Micro Devices,
                Inc.* ...........................   $     894,002
   74,190    Altera Corp.* ......................       2,106,996
   69,029    Analog Devices, Inc.* ..............       3,298,206
   57,642    Applied Micro Circuits Corp.*                822,551
   49,893    Broadcom Corp. (Class A)* ..........       1,604,060
   47,398    Conexant Systems, Inc.* ............         564,510
1,290,043    Intel Corp. ........................      36,069,602
   60,975    Linear Technology Corp. ............       2,504,853
   69,320    LSI Logic Corp.* ...................       1,403,730
   62,977    Maxim Integrated Products,
                Inc.* ...........................       2,910,167
  114,370    Micron Technology, Inc.* ...........       4,301,456
   33,269    National Semiconductor
                Corp.* ..........................       1,099,540
   31,550    PMC - Sierra, Inc.* ................         970,163
  333,010    Texas Instruments, Inc. ............      11,022,631
   35,171    Vitesse Semiconductor
                Corp.* ..........................         513,497
   63,800    Xilinx, Inc.* ......................       2,490,752
                                                    -------------
                                                       72,576,716
                                                    -------------
             Services to the Health Industry (0.2%)
   74,748    Healthsouth Corp.* .................       1,351,444
   56,522    IMS Health Inc. ....................       1,504,616
   22,368    Quintiles Transnational Corp.*               391,664
                                                    -------------
                                                        3,247,724
                                                    -------------
             Specialty Insurance (0.3%)
   20,293    Ambac Financial Group, Inc. ........       1,201,346
   28,438    MBIA, Inc. .........................       1,535,936
   20,548    MGIC Investment Corp. ..............       1,436,305
   24,110    XL Capital Ltd. (Class A)
                (Bermuda) .......................       2,001,130
                                                    -------------
                                                        6,174,717
                                                    -------------
             Specialty Stores (0.3%)
   21,482    AutoZone, Inc.* ....................         992,468
   55,368    Bed Bath & Beyond Inc.* ............       1,597,367
   57,081    Office Depot, Inc.* ................         793,426
   87,528    Staples, Inc.* .....................       1,317,296

                    NUMBER OF
                     SHARES                               VALUE
------------------------------------------------- ---------------------
   27,995    Tiffany & Co. ......................   $     872,044
   37,896    Toys 'R' Us, Inc.* .................         906,851
                                                    -------------
                                                        6,479,452
                                                    -------------
             Specialty Telecommunications (0.5%)
   27,047    CenturyTel, Inc. ...................         947,997
   54,695    Citizens Communications Co.*                 587,971
  170,049    Global Crossing Ltd. (Bermuda)*.             719,307
  318,675    Qwest Communications
                International, Inc. .............       6,851,513
                                                    -------------
                                                        9,106,788
                                                    -------------
             Steel (0.1%)
   15,385    Allegheny Technologies Inc. ........         284,623
   14,885    Nucor Corp. ........................         723,411
   17,034    USX-U.S. Steel Group ...............         338,806
   16,377    Worthington Industries, Inc. .......         229,278
                                                    -------------
                                                        1,576,118
                                                    -------------
             Telecommunication
                Equipment (1.5%)
  149,932    ADC Telecommunications, Inc.*.......         655,203
   15,614    Andrew Corp.* ......................         317,589
   62,760    CIENA Corp.* .......................       1,074,451
   32,823    Comverse Technology, Inc.* .........         825,170
  178,427    Corning Inc. .......................       2,142,908
  653,330    Lucent Technologies Inc. ...........       4,455,711
  421,286    Motorola, Inc. .....................       7,330,376
  611,209    Nortel Networks Corp.
                (Canada) ........................       3,826,168
  145,266    QUALCOMM Inc.* .....................       8,548,904
   31,243    Scientific-Atlanta, Inc. ...........         641,731
   78,502    Tellabs, Inc.* .....................       1,045,647
                                                    -------------
                                                       30,863,858
                                                    -------------
             Tobacco (1.1%)
  421,956    Philip Morris Companies, Inc. ......      20,000,714
   31,321    UST, Inc. ..........................       1,033,593
                                                    -------------
                                                       21,034,307
                                                    -------------
             Tools/Hardware (0.1%)
   15,590    Black & Decker Corp. ...............         613,155
   11,087    Snap-On, Inc. ......................         282,275
   16,376    Stanley Works ......................         685,991
                                                    -------------
                                                        1,581,421
                                                    -------------

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Portfolio of Investments | August 31, 2001 continued

                  NUMBER OF
                    SHARES                           VALUE
---------------------------------------------- ----------------
          Trucks/Construction/Farm
             Machinery (0.3%)
 65,847   Caterpillar, Inc. ..................   $   3,292,350
  7,903   Cummins Engine Co., Inc. ...........         298,338
 45,035   Deere & Co. ........................       1,944,161
 11,392   Navistar International Corp.* ......         390,404
 14,683   PACCAR, Inc. .......................         811,970
                                                 -------------
                                                     6,737,223
                                                 -------------
          Wholesale Distributors (0.1%)
 32,996   Genuine Parts Co. ..................       1,014,957
 18,216   Grainger (W.W.), Inc. ..............         770,719
                                                 -------------
                                                     1,785,676
                                                 -------------
          Wireless Communications (0.7%)
484,963   AT&T Wireless Services Inc.*               7,516,927
146,756   Nextel Communications, Inc.
             (Class A)* ......................       1,772,812
179,739   Sprint Corp. (PCS Group)* ..........       4,489,880
                                                 -------------
                                                    13,779,619
                                                 -------------
          Total Common Stocks
          (Cost $2,008,129,061) ..............   1,968,569,364
                                                 -------------

                PRINCIPAL
                AMOUNT IN
                THOUSANDS                        VALUE
------------------------------------------ -----------------
             Short-Term Investment (1.3%)
             Repurchase Agreement
$  25,805    Joint repurchase agreement
                account 3.674% due
                09/04/01 (dated
                08/31/01; proceeds
                $25,815,533) (a)
                (Cost $25,805,000) .......   $   25,805,000
                                             --------------

Total Investments
(Cost $2,033,934,061) (b).....   100.2%          1,994,374,364
Liabilities in Excess of Other
Assets .......................   ( 0.2)             (4,466,792)
                                 -----           -------------
Net Assets ...................   100.0%         $1,989,907,572
                                 =====           =============

---------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)  Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $266,688,626 and the aggregate gross unrealized depreciation is $306,248,323, resulting in net unrealized depreciation of $39,559,697.

Futures Contract Open at August 31, 2001:

                       DESCRIPTION,     UNDERLYING
NUMBER OF    LONG/       DELIVERY      FACE AMOUNT     UNREALIZED
CONTRACTS    SHORT   MONTH, AND YEAR     AT VALUE         LOSS
----------- ------- ----------------- ------------- ----------------
    83        Long   S&P 500 Index    $23,553,325   $(3,110,835)
                     September/2001

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2001



Assets:
Investments in securities, at value
 (cost $2,033,934,061) ............................................    $1,994,374,364
Receivable for :
  Investments sold ................................................           268,384
  Shares of beneficial interest sold ..............................         3,689,649
  Dividends .......................................................         3,001,864
  Variation margin ................................................           158,670
Deferred organizational expenses ..................................            14,703
Prepaid expenses and other assets .................................            93,095
                                                                       --------------
  Total Assets ....................................................     2,001,600,729
                                                                       --------------
Liabilities:
Payable for:
  Investments purchased ...........................................         5,170,218
  Shares of beneficial interest repurchased .......................         4,080,659
  Distribution fee ................................................         1,561,952
  Investment management fee .......................................           608,492
Accrued expenses and other payables ...............................           271,836
                                                                       --------------
  Total Liabilities ...............................................        11,693,157
                                                                       --------------
  Net Assets ......................................................    $1,989,907,572
                                                                       ==============
Composition of Net Assets:
Paid-in-capital ...................................................    $2,095,050,970
Net unrealized depreciation .......................................       (42,670,532)
Accumulated net realized loss .....................................       (62,472,866)
                                                                       --------------
  Net Assets ......................................................    $1,989,907,572
                                                                       ==============
Class A Shares:
Net Assets ........................................................      $159,099,032
Shares Outstanding (unlimited authorized, $.01 par value) .........        13,073,965
  Net Asset Value Per Share .......................................            $12.17
                                                                               ======
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................            $12.84
                                                                               ======
Class B Shares: ...................................................
Net Assets ........................................................    $1,543,679,183
Shares Outstanding (unlimited authorized, $.01 par value) .........       129,952,499
  Net Asset Value Per Share .......................................            $11.88
                                                                               ======
Class C Shares:
Net Assets ........................................................      $168,750,952
Shares Outstanding (unlimited authorized, $.01 par value) .........        14,206,471
  Net Asset Value Per Share .......................................            $11.88
                                                                               ======
Class D Shares:
Net Assets ........................................................      $118,378,405
Shares Outstanding (unlimited authorized, $.01 par value) .........         9,658,648
  Net Asset Value Per Share .......................................            $12.26
                                                                               ======

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements continued

Statement of Operations
For the year ended August 31, 2001



Net Investment Loss:
Income
Interest ....................................................    $    1,886,992
Dividends (net of $123,208 foreign withholding tax) .........        26,646,441
                                                                 --------------
  Total Income ..............................................        28,533,433
                                                                 --------------
Expenses
Distribution fee (Class A shares) ...........................           335,727
Distribution fee (Class B shares) ...........................        17,638,944
Distribution fee (Class C shares) ...........................         1,874,816
Investment management fee ...................................         8,758,955
Transfer agent fees and expenses ............................         2,345,628
Shareholder reports and notices .............................           160,748
Registration fees ...........................................           143,548
Custodian fees ..............................................           128,887
Professional fees ...........................................            36,315
Organizational expenses .....................................            13,667
Trustees' fees and expenses .................................            12,885
Other .......................................................           245,416
                                                                 --------------
  Total Expenses ............................................        31,695,536
Less: amounts waived/reimbursed .............................          (667,443)
                                                                 --------------
  Net Expenses ..............................................        31,028,093
                                                                 --------------
  Net Investment Loss .......................................        (2,494,660)
                                                                 --------------
Net Realized and Unrealized Loss:
Net realized loss on:
  Investments ...............................................       (31,281,638)
  Futures contracts .........................................        (9,024,206)
                                                                 --------------
  Net Loss ..................................................       (40,305,844)
                                                                 --------------
Net change in unrealized appreciation/depreciation on:
  Investments ...............................................      (620,698,778)
  Futures contracts .........................................        (4,122,819)
                                                                 --------------
  Net Depreciation ..........................................      (624,821,597)
                                                                 --------------
  Net Loss ..................................................      (665,127,441)
                                                                 --------------
Net Decrease ................................................    $ (667,622,101)
                                                                 ==============



                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Statements continued

Statement of Changes in Net Assets




                                                                             FOR THE YEAR      FOR THE YEAR
                                                                                ENDED              ENDED
                                                                           AUGUST 31, 2001    AUGUST 31, 2000
                                                                          ----------------- ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .....................................................  $   (2,494,660)    $   (4,252,214)
Net realized loss .......................................................     (40,305,844)       (18,897,275)
Net change in unrealized appreciation/depreciation ......................    (624,821,597)       322,081,076
                                                                           --------------     --------------
  Net Increase (Decrease) ...............................................    (667,622,101)       298,931,587
                                                                           --------------     --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ..........................................................               -           (283,108)
Class B shares ..........................................................               -         (4,247,416)
Class C shares ..........................................................               -           (390,381)
Class D shares ..........................................................               -            (61,600)
                                                                           --------------     --------------
  Total Distributions ...................................................               -         (4,982,505)
                                                                           --------------     --------------
Net increase from transactions in shares of beneficial interest .........     134,846,258        382,303,284
                                                                           --------------     --------------
  Net Increase (Decrease) ...............................................    (532,775,843)       676,252,366
                                                                           --------------     --------------
Net Assets:
Beginning of period .....................................................   2,522,683,415      1,846,431,049
                                                                           --------------     --------------
End of Period ...........................................................  $1,989,907,572     $2,522,683,415
                                                                           ==============     ==============

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements | August 31, 2001

1. Organization and Accounting Policies
Morgan Stanley S&P 500 Index Fund (the "Fund"), formerly Morgan Stanley Dean Witter S&P 500 Index Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:
A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements | August 31, 2001 continued

amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature,

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements | August 31, 2001 continued

such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. Organizational Expenses - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $68,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3.  Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $53,439,000 at August 31, 2001.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements | August 31, 2001 continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2001 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $700, $4,331,000 and $66,200, respectively and received approximately $328,200 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2001 aggregated $225,600,010 and $81,457,540, respectively. Included in the aforementioned are purchases and sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager and Distributor, of $694,899 and $335,831, respectively, as well as a realized loss of $217,676.

For the year ended August 31, 2001, the Fund incurred brokerage commissions of $8,257 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

At August 31, 2001, the Fund had a net capital loss carryover of approximately $14,357,000 of which $1,014,000 will be available through August 31, 2008 and $13,343,000 will be available through August 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $42,625,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses, mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $2,494,660.

Morgan Stanley S&P 500 Index Fund
Notes to Financial Statements | August 31, 2001 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:




                                               FOR THE YEAR                     FOR THE YEAR
                                                  ENDED                             ENDED
                                             AUGUST 31, 2001                   AUGUST 31, 2000
                                     -------------------------------- ---------------------------------
                                          SHARES          AMOUNT            SHARES           AMOUNT
                                     --------------- ----------------  --------------- -----------------
CLASS A SHARES
Sold ...............................     6,203,797    $   86,662,486       7,116,892    $  107,676,840
Reinvestment of distributions ......             -                 -          17,601           265,419
Redeemed ...........................    (4,434,843)      (60,698,001)     (2,883,766)      (43,685,750)
                                        ----------    --------------      ----------    --------------
Net increase - Class A .............     1,768,954        25,964,485       4,250,727        64,256,509
                                        ----------    --------------      ----------    --------------
CLASS B SHARES
Sold ...............................    33,152,614       449,120,505      46,386,133       688,740,928
Reinvestment of distributions ......             -                 -         264,957         3,953,148
Redeemed ...........................   (30,946,912)     (410,921,267)    (32,840,732)     (488,362,464)
                                       -----------    --------------     -----------    --------------
Net increase - Class B .............     2,205,702        38,199,238      13,810,358       204,331,612
                                       -----------    --------------     -----------    --------------
CLASS C SHARES
Sold ...............................     4,055,548        55,200,588       6,318,335        93,989,704
Reinvestment of distributions ......             -                 -          25,132           374,970
Redeemed ...........................    (3,117,409)      (41,743,982)     (3,344,237)      (49,854,787)
                                       -----------    --------------     -----------    --------------
Net increase - Class C .............       938,139        13,456,606       2,999,230        44,509,887
                                       -----------    --------------     -----------    --------------
CLASS D SHARES
Sold ...............................     6,956,663        97,246,653       5,582,313        85,395,200
Reinvestment of distributions ......             -                 -           3,003            45,467
Redeemed ...........................    (2,968,138)      (40,020,724)     (1,088,746)      (16,235,391)
                                       -----------    --------------     -----------    --------------
Net increase - Class D .............     3,988,525        57,225,929       4,496,570        69,205,276
                                       -----------    --------------     -----------    --------------
Net increase in Fund ...............     8,901,320    $  134,846,258      25,556,885    $  382,303,284
                                       ===========    ==============     ===========    ==============

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 2001, the Fund had outstanding futures contracts.

Morgan Stanley S&P 500 Index Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                  FOR THE PERIOD
                                                                    FOR THE YEAR ENDED AUGUST 31,               SEPTEMBER 26, 1997*
                                                         ----------------------------------------------------         THROUGH
                                                              2001              2000               1999           AUGUST 31, 1998
                                                         ------------- --------------------- ----------------  --------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................    $   16.20     $    14.05            $   10.18           $   10.00
                                                            ---------     ----------            ---------           ---------
Income (loss) from investment operations:
 Net investment income .................................        0.08            0.08                 0.10                0.10
 Net realized and unrealized gain (loss) ...............       (4.11)           2.10                 3.85                0.11
                                                            ---------     ----------            ---------           ---------
Total income (loss) from investment operations .........       (4.03)           2.18                 3.95                0.21
                                                            ---------     ----------            ---------           ---------
Less dividends and distributions from:
 Net investment income .................................            -              -                (0.07)              (0.03)
 Net realized gain .....................................            -          (0.03)               (0.01)                  -
                                                            ---------     ----------            ---------           ---------
Total dividends and distributions ......................            -          (0.03)               (0.08)              (0.03)
                                                            ---------     ----------            ---------           ---------
Net asset value, end of period .........................    $   12.17     $    16.20            $   14.05           $   10.18
                                                            =========     ==========            =========           =========
Total Return+  .........................................      (24.83)%         15.49%               38.82%               2.05%(1)
Ratios to Average Net Assets (3):
Expenses ...............................................        0.69 %(4)       0.75%(4)             0.73%(4)            0.75%(2)
Net investment income ..................................        0.59 %(4)       0.49%(4)             0.72%(4)            0.91%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $159,099       $ 183,085            $  99,140           $  28,719
Portfolio turnover rate ................................           4 %             5%                   5%                  1%(1)

-----------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

                       EXPENSE     NET INVESTMENT
PERIOD ENDED:           RATIO       INCOME RATIO
-------------------   ---------   ---------------
  August 31, 2001     0.72%       0.56%
  August 31, 2000     0.76%       0.48%
  August 31, 1999     0.81%       0.64%
  August 31, 1998     0.89%       0.77%

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued


                                                                                                           FOR THE PERIOD
                                                                FOR THE YEAR ENDED AUGUST 31,            SEPTEMBER 26, 1997*
                                                       ------------------------------------------------        THROUGH
                                                             2001             2000            1999         AUGUST 31, 1998
                                                       ---------------- --------------- --------------- --------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period .................   $    15.94      $    13.93      $    10.13           $   10.00
                                                         ----------      ----------      ----------           ----------
Income (loss) from investment operations:
 Net investment income (loss) ........................       (0.03)           (0.04)          (0.01)              0.02
 Net realized and unrealized gain (loss) .............       (4.03)            2.08            3.83               0.12
                                                         ----------      ----------      ----------           ----------
Total income (loss) from investment operations .......       (4.06)            2.04            3.82               0.14
                                                         ----------      ----------      ----------           ----------
Less dividends and distributions from:
 Net investment income ...............................           -                -           (0.01)             (0.01)
 Net realized gain ...................................           -            (0.03)          (0.01)                 -
                                                         ----------      ----------      ----------           ----------
Total dividends and distributions ....................           -            (0.03)          (0.02)             (0.01)
                                                         ----------      ----------      ----------           ----------
Net asset value, end of period .......................   $    11.88      $    15.94      $    13.93           $   10.13
                                                         ==========      ==========      ==========           ==========
Total Return+  .......................................       (25.47)%         14.69 %         37.68 %              1.38%(1)
Ratios to Average Net Assets (3):
Expenses .............................................         1.50 %(4)       1.50 %(4)       1.50 %(4)           1.50%(2)
Net investment income (loss) .........................        (0.22)%(4)      (0.26)%(4)      (0.05)%(4)           0.16%(2)
Supplemental Data:
Net assets, end of period, in thousands ..............   $1,543,679      $2,035,848      $1,587,661            $536,349
Portfolio turnover rate ..............................            4 %             5 %             5 %                 1%(1)

------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:




                        EXPENSE       NET INVESTMENT
PERIOD ENDED:            RATIO      INCOME (LOSS) RATIO
--------------------   ---------   --------------------
   August 31, 2001     1.53%       (0.25)%
   August 31, 2000     1.51%       (0.27)%
   August 31, 1999     1.58%       (0.13)%
   August 31, 1998     1.64%        0.02 %

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued


                                                                                                        FOR THE PERIOD
                                                             FOR THE YEAR ENDED AUGUST 31,            SEPTEMBER 26, 1997*
                                                    ------------------------------------------------        THROUGH
                                                          2001             2000            1999         AUGUST 31, 1998
                                                    ---------------- --------------- --------------- --------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............   $   15.94       $   13.93       $   10.13           $  10.00
                                                      ---------       ---------       ---------           --------
Income (loss) from investment operations:
 Net investment income (loss) .....................     ( 0.03)          ( 0.04)         ( 0.01)              0.02
 Net realized and unrealized gain (loss) ..........     ( 4.03)            2.08            3.83               0.12
                                                      ---------       ---------       ---------           --------
Total income (loss) from investment operations ....     ( 4.06)            2.04            3.82               0.14
                                                      ---------       ---------       ---------           --------
Less dividends and distributions from:
 Net investment income ............................          -                -          ( 0.01)            ( 0.01)
 Net realized gain ................................          -           ( 0.03)         ( 0.01)                 -
                                                      ---------       ---------       ---------           --------
Total dividends and distributions .................          -           ( 0.03)         ( 0.02)            ( 0.01)
                                                      ---------       ---------       ---------           --------
Net asset value, end of period ....................   $   11.88       $   15.94       $   13.93           $  10.13
                                                      =========       =========       =========           ========
Total Return+  ....................................      (25.47)%         14.69 %         37.70 %             1.37%(1)
Ratios to Average Net Assets (3):
Expenses ..........................................        1.50 %(4)       1.50 %(4)       1.50 %(4)          1.50%(2)
Net investment income (loss) ......................       (0.22)%(4)      (0.26)%(4)      (0.05)%(4)          0.16%(2)
Supplemental Data:
Net assets, end of period, in thousands ...........    $168,751        $211,446        $143,092           $ 40,730
Portfolio turnover rate ...........................           4 %             5 %             5 %                1%(1)

------------
 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income (loss) ratios would have been as follows:




                        EXPENSE       NET INVESTMENT
PERIOD ENDED:            RATIO      INCOME (LOSS) RATIO
--------------------   ---------   --------------------
   August 31, 2001     1.53%       (0.25)%
   August 31, 2000     1.51%       (0.27)%
   August 31, 1999     1.58%       (0.13)%
   August 31, 1998     1.64%        0.02 %

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Financial Highlights continued


                                                                                                            FOR THE PERIOD
                                                                  FOR THE YEAR ENDED AUGUST 31,           SEPTEMBER 26, 1997*
                                                         -----------------------------------------------        THROUGH
                                                              2001           2000             1999          AUGUST 31, 1998
                                                         ------------- ---------------- ---------------- --------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................   $  16.28       $  14.09         $  10.20           $  10.00
                                                           --------       --------         --------           --------
Income (loss) from investment operations:
 Net investment income .................................      0.11            0.11             0.13               0.12
 Net realized and unrealized gain (loss) ...............     (4.13)           2.11             3.85               0.11
                                                           --------       --------         --------           --------
Total income (loss) from investment operations .........     (4.02)           2.22             3.98               0.23
                                                           --------       --------         --------           --------
Less dividends and distributions from:
 Net investment income .................................         -               -            (0.08)             (0.03)
 Net realized gain .....................................         -           (0.03)           (0.01)                 -
                                                           --------       --------         --------           --------
Total dividends and distributions ......................         -           (0.03)           (0.09)             (0.03)
                                                           --------       --------         --------           --------
Net asset value, end of period .........................   $  12.26       $  16.28         $  14.09           $  10.20
                                                           ========       ========         ========           ========
Total Return+ .........................................    (24.69)%         15.81%            39.13%              2.30%(1)
Ratios to Average Net Assets (3):
Expenses ...............................................     0.50 %(4)       0.50%(4)          0.50%(4)           0.50%(2)
Net investment income ..................................     0.78 %(4)       0.74%(4)          0.95%(4)           1.16%(2)
Supplemental Data:
Net assets, end of period, in thousands ................ $118,378        $ 92,304          $ 16,538           $ 14,186
Portfolio turnover rate ................................        4 %             5%                5%                 1%(1)

------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:




                        EXPENSE     NET INVESTMENT
PERIOD ENDED:            RATIO       INCOME RATIO
--------------------   ---------   ---------------
   August 31, 2001     0.53%       0.75%
   August 31, 2000     0.51%       0.73%
   August 31, 1999     0.58%       0.87%
   August 31, 1998     0.64%       1.02%

(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley S&P 500 Index Fund
Independent Auditors' Report

To the Shareholders and Board of Trustees of Morgan Stanley S&P 500 Index Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley S&P 500 Index Fund (the "Fund"), formerly Morgan Stanley Dean Witter S&P 500 Index Fund, including the portfolio of investments, as of August 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley S&P 500 Index Fund as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United State of America.


Deloitte & Touche LLP
New York, New York
October 17, 2001

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors, Inc., member NASD.


[MORGAN STANLEY LOGO]


MORGAN STANLEY
S&P 500 INDEX FUND

Annual Report
August 31, 2001